Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2016
Registrant Name	dei_EntityRegistrantName	BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000774013
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 09, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jun. 09, 2017
Prospectus Date	rr_ProspectusDate	Sep. 28, 2016